United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___03/31/09___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__03/31/09____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     2428   125428 SH       SOLE                   125428
Adobe Systems Inc              COM              00724F101     2294   107262 SH       SOLE                   107262
Aeropostale Inc                COM              007865108     1652    62217 SH       SOLE                    62217
Ametek Inc                     COM              031100100      908    29029 SH       SOLE                    29029
Bankrate Inc                   COM              06646v108     2536   101642 SH       SOLE                   101642
Bard C.R. Inc.                 COM              067383109     3471    43539 SH       SOLE                    43539
Best Buy Company               COM              086516101     4652   122557 SH       SOLE                   122557
CME Group Inc                  COM              12572Q105     1208     4903 SH       SOLE                     4903
Canadian National Railway Co   COM              136375102     2183    61574 SH       SOLE                    61574
Cerner Corp                    COM              156782104     3842    87388 SH       SOLE                    87388
Cognizant Tech Solutions-A     COM              192446102     3176   152753 SH       SOLE                   152753
Denbury Resource               COM              247916208     2706   182066 SH       SOLE                   182066
Emerson Elec                   COM              291011104      224     7837 SH       SOLE                     7837
Expeditors                     COM              302130109     2915   103049 SH       SOLE                   103049
Express Scripts                COM              302182100     4373    94716 SH       SOLE                    94716
FMC Technologies Inc           COM              30249U101     4311   137422 SH       SOLE                   137422
Fastenal Co                    COM              311900104     2133    66330 SH       SOLE                    66330
Flir Systems Inc               COM              302445101     4681   228576 SH       SOLE                   228576
Google Inc - Cl A              COM              38259P508     3100     8907 SH       SOLE                     8907
ITT Corp                       COM              450911102     3593    93396 SH       SOLE                    93396
Intuit Inc                     COM              461202103     2302    85277 SH       SOLE                    85277
Intuitive Surgical Inc         COM              46120e602     1055    11063 SH       SOLE                    11063
Jacobs Engineering Group Inc   COM              469814107     2655    68684 SH       SOLE                    68684
Kirby Corp.                    COM              497266106     3104   116518 SH       SOLE                   116518
Lincoln Electric Holdings      COM              533900106      590    18609 SH       SOLE                    18609
Mantech Int'l Corp A           COM              564563104     4015    95825 SH       SOLE                    95825
Micros Systems Inc.            COM              594901100     3391   180847 SH       SOLE                   180847
Novo-Nordisk Spons ADR         COM              670100205     3638    75830 SH       SOLE                    75830
Oceaneering Intl Inc           COM              675232102     4221   114489 SH       SOLE                   114489
Petmed Express Inc             COM              716382106     2565   155642 SH       SOLE                   155642
Qualcomm Inc                   COM              747525103     3268    83977 SH       SOLE                    83977
Sabine Royalty Trust           COM              785688102      281     7968 SH       SOLE                     7968
T. Rowe Price Group Inc        COM              74144T108     2622    90856 SH       SOLE                    90856
Teva Pharm Ind-SP ADR          COM              881624209     5258   116716 SH       SOLE                   116716
Tractor Supply                 COM              892356106     4087   113344 SH       SOLE                   113344
Urban Outfitters Inc           COM              917047102     1060    64732 SH       SOLE                    64732
eBay Inc.                      COM              278642103     1323   105323 SH       SOLE                   105323